                             OppenheimerFunds, Inc.
                           Two World Financial Center
                               225 Liberty Street
                            New York, New York 10281

March 7, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:       Registration Statement on Form N-14/A for Oppenheimer
                   Variable Account Funds, with respect to Oppenheimer Core
                   Bond Fund/VA ("Core Bond Fund/VA"); Proxy Materials for
                   Panorama Series Fund, Inc., with respect to Government
                   Securities Portfolio ("Panorama Fund")

To the Securities and Exchange Commission:

         Enclosed for filing with the Securities and Exchange Commission
("Commission") under the Securities Act of 1933, as amended (the "1933 Act"), is Pre-effective Amendment No. 1 to the Registration Statement on Form N-14
(the "Registration Statement") of Oppenheimer Variable Account Funds, with respect to its series Oppenheimer Core Bond Fund/VA.  This Pre-Effective
Amendment is being filed to (i) include the financial statements in Part B of the Registration Statement; (ii) revise disclosure to respond to Commission staff comments and update information to reflect the audit of the Funds'
financial statements; and (iii) include a consent of the funds' Independent
Registered Public Accounting Firm.

         In separate correspondence included in this filing, Oppenheimer
Variable Account Funds and OppenheimerFunds Distributor Inc., the distributor of Core Bond Fund/VA's shares, are requesting that effectiveness of the
Registration Statement be accelerated to March 7, 2008.  The solicitation of
Government Securities Portfolio shareholders is expected to commence shortly thereafter.

         In accordance with the general instructions to Form N-14, the preliminary proxy material which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended.  No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  In accordance with the instructions to Item 14(a)2 of Form N-1, pro forma financials for the
Registrant reflecting the effect of the proposed reorganization are not included because the net asset value of Panorama Government Securities
Portfolio does not exceed ten (10) percent of the Registrant's net asset value.

         The undersigned hereby acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         The Staff is requested to address any comments or questions you may have on this filing to:

                                    Taylor Edwards
                                    Vice President and Assistant Counsel
                                    OppenheimerFunds, Inc.
                                    Two World Financial Center
                                    225 Liberty Street New York, NY  10281
                                    212.323.0310
                                    tedwards@oppenheimerfunds.com

         Thank you for your assistance.

                                                   Sincerely,

                                                   /s/ Robert W. Hawkins
                                                   ---------------------
                                                   Robert W. Hawkins
                                                   Vice President and
                                                   Assistant Counsel
                                                   Tel.: 212.323.5039
                                                   Fax: 212.323.4070
                                                   bhawkins@oppenheimerfunds.com

cc:      Mr. Michael Kosoff, Securities and Exchange Commission
         Bell, Boyd & Lloyd
         Myer, Swanson, Adams & Wolf, P.C.
         Deloitte & Touche LLP
         Gloria LaFond